Leases - Summary of Movement in Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Movements In Lease Liabilities [Line Items]
Opening balance	$ 198,982	$ 166,994
Interest payment on lease liabilities	(15,152)	(13,307)	$ (12,657)
Closing balance	190,145	198,982	$ 166,994
Cash Out flows [Member]
Disclosure Of Movements In Lease Liabilities [Line Items]
Principal payment of lease liabilities	(26,486)	(28,125)
Interest payment on lease liabilities	(15,499)	(12,749)
Non Cash Adjustments [Member]
Disclosure Of Movements In Lease Liabilities [Line Items]
On acquisition		3,440
Additions	17,537	40,293
Terminations/modifications	4,582	25,013
Interest accrued	15,152	13,307
Translation adjustments	$ (4,123)	$ (9,191)